Property and Equipment - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Construction work in progress	$ 3.4	$ 0.2